Income Taxes (Detail 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Components of Loss Before Income Tax Benefit [Abstract]
U.S.			$ 4,491	$ (1,445)
Foreign			0	0
Total	$ 2,964	$ 63	$ 4,491	$ (1,445)